Other Current Assets - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Subsequent Event	Mar. 31, 2013 $15 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $15 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 ATM Agreement Third Party	Dec. 31, 2012 ATM Agreement Third Party	Mar. 31, 2013 Purchase Agreement Other Current Assets	Dec. 31, 2012 Purchase Agreement Other Current Assets	Mar. 31, 2013 Option and License Agreement	Feb. 28, 2013 Option and License Agreement Subsequent Event	Dec. 31, 2012 Option and License Agreement Other Current Assets
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred offering costs	$ 309,969	$ 341,166								$ 88,446	$ 101,972	$ 221,523	$ 216,198			$ 22,996
Purchase agreement, aggregate shares opexa has right to sell	16,500,000	16,500,000	16,500,000	1,500,000	1,500,000	1,500,000	1,500,000	15,000,000	15,000,000
Option and License Agreement, upfront payment received														5,000,000	5,000,000
Advance payments to vendors and consultants	$ 220,374